Capital and Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities - cash outflows
Trade and other payables	€ 4,770	€ 5,299
Finance leases	12	14
Other interest-bearing loans and borrowings	7,950	7,721
Interest payments on finance leases	3	6
Interest payments on other interest-bearing loans and borrowings (i)	2,539	2,303
Cross-currency swaps - gross cash outflows	2,391	2,904
Gross projected cash outflows	17,665	18,247
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(95)	(154)
Cross-currency swaps - gross cash inflows	(2,399)	(2,894)
Gross projected cash inflows	(2,494)	(3,048)
Within 1 year [member]
Financial liabilities - cash outflows
Trade and other payables	4,534	4,815
Finance leases	3	2
Other interest-bearing loans and borrowings	320	280
Interest payments on finance leases	1	1
Interest payments on other interest-bearing loans and borrowings (i)	283	279
Cross-currency swaps - gross cash outflows	2,391	2,904
Gross projected cash outflows	7,532	8,281
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(26)	(30)
Cross-currency swaps - gross cash inflows	(2,399)	(2,894)
Gross projected cash inflows	(2,425)	(2,924)
Between1 and 2 years [member]
Financial liabilities - cash outflows
Trade and other payables	126	311
Finance leases	2	2
Other interest-bearing loans and borrowings	501	620
Interest payments on finance leases		1
Interest payments on other interest-bearing loans and borrowings (i)	260	278
Gross projected cash outflows	889	1,212
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(14)	(30)
Gross projected cash inflows	(14)	(30)
Between 2 and 3 years [member]
Financial liabilities - cash outflows
Trade and other payables	38	46
Finance leases	2	2
Other interest-bearing loans and borrowings	751	501
Interest payments on finance leases		1
Interest payments on other interest-bearing loans and borrowings (i)	231	228
Gross projected cash outflows	1,022	778
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(13)	(17)
Gross projected cash inflows	(13)	(17)
Between 3 and 4 years [member]
Financial liabilities - cash outflows
Trade and other payables	20	72
Finance leases	1	2
Other interest-bearing loans and borrowings	934	751
Interest payments on finance leases		1
Interest payments on other interest-bearing loans and borrowings (i)	200	198
Gross projected cash outflows	1,155	1,024
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(13)	(16)
Gross projected cash inflows	(13)	(16)
Between 4 and 5 years [member]
Financial liabilities - cash outflows
Trade and other payables	16	14
Finance leases	1	1
Other interest-bearing loans and borrowings	362	980
Interest payments on other interest-bearing loans and borrowings (i)	184	166
Gross projected cash outflows	563	1,161
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(13)	(16)
Gross projected cash inflows	(13)	(16)
After 5 years [member]
Financial liabilities - cash outflows
Trade and other payables	36	41
Finance leases	3	5
Other interest-bearing loans and borrowings	5,082	4,589
Interest payments on finance leases	2	2
Interest payments on other interest-bearing loans and borrowings (i)	1,381	1,154
Gross projected cash outflows	6,504	5,791
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(16)	(45)
Gross projected cash inflows	€ (16)	€ (45)